Schedule of Income (Loss) Basic and Diluted Per Share (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Net income (loss)										$ 18,206		$ (178,142)
Weighted Average Number of Shares Outstanding, Diluted	[1]									10,000		10,000
Earnings Per Share, Diluted	[1]									$ 2		$ (18)
Alpha Time Acquisition Corp [Member]
Income earned on trust account		$ 684,530			$ 604,781			$ 2,147,535	$ 2,178,843		$ 3,130,199
Accretion of temporary equity to redemption value		110,000						440,000	7,737,382		8,427,382
Net income (loss)		$ 404,367	$ 385,370	$ 442,265	$ 486,555	$ 701,529	$ 524,743	$ 1,232,002	$ 1,712,827		$ 1,941,118		$ (784)
Redeemable Ordinary Shares [Member] | Alpha Time Acquisition Corp [Member]
Allocation of net loss including accretion of temporary equity		(269,017)			(90,297)			(936,083)	(6,249,095)		(7,330,400)
Income earned on trust account		$ 684,530			$ 604,781			$ 2,147,535	$ 2,178,843		$ 3,130,199
Accretion of temporary equity to redemption value		110,000						440,000	7,737,382		$ 8,427,382
Net income (loss)		$ 525,513			$ 514,484			$ 1,651,452	$ 3,667,130
Weighted Average Number of Shares Outstanding, Diluted		4,739,226			6,900,000			4,762,884	6,807,692		6,830,959
Earnings Per Share, Diluted		$ 0.11			$ 0.07			$ 0.35	$ 0.54		$ 0.62
Non Redeemable Ordinary Shares [Member] | Alpha Time Acquisition Corp [Member]
Allocation of net loss including accretion of temporary equity		(121,146)			(27,929)			(419,450)	(1,954,303)		(2,286,063)
Income earned on trust account
Accretion of temporary equity to redemption value
Net income (loss)		$ (121,146)			$ (27,929)			$ (419,450)	$ (1,954,303)
Weighted Average Number of Shares Outstanding, Diluted		2,134,200			2,134,200			2,134,200	2,128,995		2,130,307		1,725,000
Earnings Per Share, Diluted		$ (0.06)			$ (0.01)			$ (0.20)	$ (0.92)		$ (1.07)		$ (0.00)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization as of the issuance date of this report.